Velocity Commercial Capital Loan Trust 2023-2 ABS-15G

Exhibit 99.08

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	15	65.22%
Delinquency, No Missing Data	8	34.78%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	23	100.00%